Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Compensation Recovery Policy

On November 2, 2023 the Board adopted the Fuel Tech, Inc. Policy for the Recovery of Erroneously Awarded Compensation, commonly referred to as a claw back policy. Our claw back policy, which applies to all officers (both NEO and non-NEO), provides that if Fuel Tech prepares an accounting restatement, including to correct an error that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period, Fuel Tech is required to recover from any current or former officer:

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the amount of incentive-based compensation that was erroneously awarded during the three years preceding the date such a restatement was required, with the recoverable amount equaling the amount of incentive-based compensation received in excess of the amount that otherwise would have been received had it been determined based on the restated financial measure; or

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for incentive-based compensation based on (or derived from) Fuel Tech’s stock price or total shareholder return, where the amount of erroneously awarded compensation is not subject to mathematical recalculation directly from the information in the applicable accounting restatement, the amount to be repaid or returned shall be determined by the Committee based on a reasonable estimate of the effect of the accounting restatement on Fuel Tech’s stock price or total shareholder return upon which the incentive-based compensation was received

The compensation recovery policy includes limited impracticability exceptions available only in circumstances where direct expenses paid to third parties to assist in enforcing the policy would exceed the amount to be recovered and Fuel Tech has previously made a reasonable attempt to recover such amounts, or recovery would likely cause an otherwise tax-qualified retirement plan to fail to meet the requirements of the Internal Revenue Code.